DEPOSITS AND ADVANCES (Tables)	9 Months Ended
Dec. 31, 2023
Deposits And Advances
SCHEDULE OF DEPOSITS AND ADVANCES

	(Audited) As of December 31, 2023 ($)	(Audited) As of March 31, 2023 ($)	(Unaudited) As of December 31, 2022 ($)
Prepaid expense and other current assets	542,860	52,258	59,436
Advance to Suppliers	78,097	236,584	202,919

Total	620,957	288,842	262,355